Contingent liabilities and other commitments	12 Months Ended
Dec. 31, 2018
Contingent liabilities and other commitments
Contingent liabilities and other commitments

Note 30 Contingent liabilities and other commitments

Contingent liabilities

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Asset dismantling obligation, discontinued operations	159	149	151
KPN dispute, Netherlands	—	—	222
Total contingent liabilities	159	149	373

Tele2 has obligations to dismantle assets and restore premises within fixed telephony and fixed broadband in the Netherlands. Tele2 assesses such dismantling as unlikely and consequently only reported this obligation as contingent liabilities.

Tele2 Netherlands is, in the ordinary course of its business, involved in several regulatory complaints and disputes pending with the appropriate governmental authorities. In a specific case regarding the rental fees of copper lines, which Tele2 Netherlands uses as part of its fixed operations, the regulator (ACM) has determined that the rental fees are to be adjusted with retroactive effect from 2009. On July 21, 2015 the Supreme Administrative Court (CBb) ruled that ACM had no powers to impose any deduction on the WPC IIA price caps from 2009 till now. This resulted in an additional claim from KPN of EUR 14.5 million for the first 3 years (2009‑2011), which were previously deducted by ACM in their ruling. Together with the claim for the period 2012‑July 2014 this has resulted in a total claim from KPN for the time period 2009‑July 2014 amounting to EUR 23.2 million (SEK 229 million) excluding interest, which is subject to pending appeals and court cases expected to go on for several years. On April 12, 2017 the Rotterdam Civil Court passed a ruling in which the court in principle ruled in favor of KPN. Although the ruling will be appealed by Tele2 and that ACM is in a position to reduce KPN’s potential claims based on regulatory grounds, Tele2 reported a provision of EUR 7.8 million (SEK 75 million) in 2017, including interest of EUR 1.1 million (SEK 11 million). Tele2 will continue to challenge the aforementioned case as it is of the opinion that there is no legal basis for charging the adjusted rental fees with retroactive effect.

Other contractual commitments

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Commitments, investments	94	89	63
Commitments, other	6,271	6,769	1,489
Total future fees for other contractual commitments	6,365	6,858	1,552

Other commitments mainly relate to commitments for ordered and contracted goods and services that cannot be cancelled without economic effects.